Structured Entities	12 Months Ended
Mar. 31, 2022
Investments accounted for using the equity method [abstract]
Structured Entities
(29) Structured Entities
Honda considers whether its control over structured entities exists under IFRS 10 “Consolidated Financial Statements”. Honda consolidates structured entities over which it has control, by comprehensively determining whether its control over the entity exists based on any contractual arrangements with such entity as well as the percentage of its voting or similar rights in the entity.
The finance subsidiaries of the Company periodically securitize finance receivables and operating lease assets for liquidity and funding purposes. Securitized assets are transferred to structured entities that are established with the limited purpose of issuing asset-backed securities. The finance subsidiaries of the Company are deemed to have the power to direct the activities of these structured entities that most significantly impact the entities’ economic performance as they retain servicing rights, including the management of delinquencies and defaults of the finance receivables and beneficial interests in operating lease assets. Furthermore, the finance subsidiaries of the Company are deemed to have the obligation to absorb losses and the right to receive variable returns from these structured entities that could potentially be significant to these structured entities by retaining certain subordinated interests of these structured entities. Therefore, the Company is deemed to have substantial control over these entities and consolidates them.
Investors in the asset-backed securities issued by these structured entities do not have recourse to the finance subsidiaries’ general credit with the exception of representations and warranties customary in the industry provided by the finance subsidiaries.
There were no significant unconsolidated structured entities as of March 31, 2021 and 2022.